Segment information - Schedule of Segment Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information - Schedule of Segment Information (Details) [Line Items]
Financial income	R$ 8,386,620	R$ 4,046,096	R$ 2,398,710
Total revenue and financial income	10,277,824	5,570,144	3,458,646
Transaction expenses	691,227	493,676	438,539
Interest and Other financial expenses	(3,499,396)	(1,438,664)	(1,212,478)
Credit loss allowance expenses	72,090	16,757	20,128
Consumer Banking [Member]
Segment information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	1,439,582	1,275,845	815,961
Financial income	8,913,787	4,386,071	2,198,022
Total revenue and financial income	10,353,369	5,661,916	3,013,983
Transaction expenses	(605,530)	(404,594)	(277,464)
Interest and Other financial expenses	(3,947,955)	(1,810,052)	(1,141,934)
Credit loss allowance expenses	(2,528,281)	(887,022)	(14,290)
Adjusted gross profit	3,271,603	2,560,248	1,580,295
Small and Medium-Sized Businesses [Member]
Segment information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	338,232	164,433	92,023
Financial income	77,617	26,061	41,475
Total revenue and financial income	415,849	190,494	133,498
Transaction expenses	(82,967)	(87,487)	(69,651)
Interest and Other financial expenses	(173,642)	(7,200)
Credit loss allowance expenses	(262)	(3)
Adjusted gross profit	158,978	95,804	63,847
Audiences and Ecosystem Integration [Member]
Segment information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	113,390	83,770	76,759
Financial income	4,846	1,742	10,542
Total revenue and financial income	118,236	85,512	87,301
Transaction expenses	(1,536)	(1,595)	(25,789)
Interest and Other financial expenses	(111)
Credit loss allowance expenses
Adjusted gross profit	116,589	83,917	61,512
Institutional [Member]
Segment information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services
Financial income	1,172,749	114,902	156,738
Total revenue and financial income	1,172,749	114,902	156,738
Transaction expenses	(1,194)
Interest and Other financial expenses	(1,160,067)	(104,092)	(69,053)
Credit loss allowance expenses
Adjusted gross profit	11,488	10,810	87,685
Total reportable segments [Member]
Segment information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	1,891,204	1,524,048	984,743
Financial income	10,168,999	4,528,776	2,406,777
Total revenue and financial income	12,060,203	6,052,824	3,391,520
Transaction expenses	(691,227)	(493,676)	(372,904)
Interest and Other financial expenses	(5,281,775)	(1,921,344)	(1,210,987)
Credit loss allowance expenses	(2,528,543)	(887,025)	(14,290)
Adjusted gross profit	R$ 3,558,658	R$ 2,750,779	R$ 1,793,339